UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 13(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from

September 29, 2006	to	December 1, 2006

Commission File Number of Issuing entity:		333-133978-01

       CORTS TRUST V FOR IBM DEBENTURES

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-133978

      Structured Products Corp.

(Exact name of depositor as specified in its charter)

      Structured Products Corp.

(Exact name of sponsor as specified in its charter)

                            Delaware

(State or other jurisdiction of incorporation or organization of the issuing entity)

13-3692801

_____________________________________

(I.R.S. Employer Identification No.)

388 Greenwich St. New York, NY
10013
(Address of principal executive offices of issuing entity)	(Zip Code)

               (212) 816-7496

(Telephone number, including area code)

                            No Change

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))

CorTS Trust V FOR IBM Debentures			☒

Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?

YES ☒	NO _________

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

The response to Item 1. is set forth in part herein and in part in Exhibit 99.1. Introductory and explanatory information regarding the material terms, parties and distributions described in Exhibit 99.1 is included in the Prospectus Supplement, dated September 22, 2006, relating to the 6.40% Corporate-Backed Trust Securities (CorTS) Certificates (the “CorTS”) and the related Prospectus, dated September 19, 2006 (collectively, the “Prospectus”), of CorTS Trust V for IBM Debentures (the “Issuing Entity”) filed with the Securities and Exchange Commission pursuant to Rule 424(b)(5) under the Securities Act of 1933.

The CorTS were offered under the Prospectus.

PART II - OTHER INFORMATION

ITEM 2 - LEGAL PROCEEDINGS

Nothing to report.

ITEM 3 - SALES OF SECURITIES AND USE OF PROCEEDS.

Nothing to report

ITEM 4 - DEFAULTS UPON SENIOR SECURITIES.

Nothing to report.

ITEM 5 - SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Nothing to report.

ITEM 6 - SIGNIFICANT OBLIGORS OF POOL ASSETS.

International Business Machines Corporation, the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the “Exchange Act”). For information on International Business Machines Corporation, please see its periodic and current reports filed with the Securities and Exchange Commission (the “Commission”) under its Exchange Act file number, 001-02360. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or “EDGAR.” Periodic and current reports and other information required to be filed pursuant to the Exchange Act by International Business Machines Corporation may be accessed on this site. You can request copies of these documents, upon payment of a duplicating fee, by writing to the SEC. The public may read and copy any materials filed with the Commission at the Commission’s Public Reference Room at 100 F Street, NE, Washington, DC 20549. The public may obtain information on the operation of the Public Reference Room by calling the Commission at 1-800-SEC-0330. Please call the SEC at (800) SEC-0330 for further information on the operation of the SEC's public reference rooms. In addition, such reports and other information can be inspected at the offices of the New York Stock Exchange at 20 Broad Street, New York, New York 10005. Neither Structured Products Corp. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Structured Products Corp. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

ITEM 7 - SIGNIFICANT ENHANCEMENT PROVIDER INFORMATION.

Inapplicable.

ITEM 8 - OTHER INFORMATION.

Nothing to report.

ITEM 9 - EXHIBITS

(a) Documents filed as part of this report.

Exhibit 99.1 December 2006 Statement to Certificateholders

(b) Exhibits required by Form 10-D and Item 601 of Regulation S-K.

Exhibit 99.1 December 2006 Statement to Certificateholders.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Structured Products Corp. (Registrant)
Date: December 1, 2006
By: /s/ John W. Dickey

Name: John W. Dickey
Title: Authorized Signatory

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 99.1	Distribution Statement

EXHIBIT INDEX

Exhibit Number	Description
Exhibit 99.1	Distribution Statement

Exhibit 1

To the Holders of:
CorTS Trust V for IBM Debentures
6.40% Corporate-Backed Trust Securities (CorTS) Certificates
*CUSIP:	12618Y203	CorTS ® Callable Trust Certificates (“CorTS”)
*CUSIP:	12618YAA2	I/O Certificates

U.S. Bank Trust National Association, as Trustee for the CorTS Trust V for IBM Debentures, hereby gives notice with respect to the Distribution Date of December 1, 2006 (the “Distribution Date”) as follows:

1.

The amount of the distribution payable to the Certificateholders on the Distribution Date allocable to principal and premium, if any, and interest, expressed as a dollar amount per $25 CorTS and per $1,000 notional amount of I/O Certificates, is as set forth below:

Class	Principal	Interest	Total Distribution
CorTS	$0.000000	$0.275555	$0.275555
I/O Certificates	$0.000000	$1.248611	$1.248611

2.	The amount of aggregate interest due and not paid as of the Distribution Date is $0.000000.

3.	No fees have been paid to the Trustee or any other party from the proceeds of the Underlying Securities.

4.

$41,200,000 aggregate principal amount of International Business Machines Corporation 7.125% Debentures due December 1, 2096 CUSIP: 459200AP6 (the “Underlying Securities”) were held for the above trust during the entire period covered by this statement.

5.

The trustee received an interest payment of $1,467,750.00 on the Underlying Securities on December 1, 2006. Of that amount, $962,191.67 was repaid to the Depositor as the payment of the balance of the purchase price of the Underlying Securities.

6.

At the close of business on the Distribution Date, 1,648,000 CorTS representing $41,200,000 aggregate Certificate Principal Balance and $41,200,000 aggregate Notional Amount of I/O Certificates were outstanding.

U.S. Bank Trust National Association, as Trustee

*The Trustee shall not be held responsible for the selection or use of the CUSIP number nor is any representation made as to its correctness. It is included for the convenience of the Holders.